Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2018.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2018
Assets
Fixed income securities:
U.S. government and agencies	$36,299	$49,165	$—		$85,464
Municipal	—	683,102	20,821		703,923
Corporate - public	—	2,437,942	6,761		2,444,703
Corporate - privately placed	—	1,097,968	11,190		1,109,158
Foreign government	—	136,822	—		136,822
ABS - consumer and other	—	19,888	—		19,888
RMBS	—	15,079	—		15,079
CMBS	—	6,337	—		6,337
Redeemable preferred stock	—	8,970	—		8,970

Total fixed income securities	36,299	4,455,273	38,772		4,530,344
Equity securities	172,077	731	12,162		184,970
Short-term investments	50,353	38,195	—		88,548
Other investments: Free-standing derivatives	—	1,240	394	$(981)	653
Separate account assets	241,710	—	—		241,710
Other assets	1	—	169,386		169,387

Total recurring basis assets	$500,440	$4,495,439	$220,714	$(981)	$5,215,612

% of total assets at fair value	9.6%	86.2%	4.2%	—%	100.0%
Investments reported at NAV					104,778

Total					$5,320,390

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(3,801)		$(3,801)
Other liabilities: Free-standing derivatives	—	(192)	—	$11	(181)

Total recurring basis liabilities	$—	$(192)	$(3,801)	$11	$(3,982)

% of total liabilities at fair value	—%	4.8%	95.5%	(0.3)%	100.0%

The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2017.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2017
Assets
Fixed income securities:
U.S. government and agencies	$42,427	$85,625	$—		$128,052
Municipal	—	708,155	21,178		729,333
Corporate - public	—	2,565,223	7,312		2,572,535
Corporate - privately placed	—	1,167,218	55,978		1,223,196
Foreign government	—	179,765	—		179,765
ABS - consumer and other	—	26,603	15,205		41,808
RMBS	—	21,955	—		21,955
CMBS	—	11,408	—		11,408
Redeemable preferred stock	—	9,672	1		9,673

Total fixed income securities	42,427	4,775,624	99,674		4,917,725
Equity securities	186,446	928	7,159		194,533
Short-term investments	20,594	68,192	—		88,786
Other investments: Free-standing derivatives	—	2,885	336	$(115)	3,106
Separate account assets	293,836	—	—		293,836
Other assets	—	—	166,290		166,290

Total recurring basis assets	$543,303	$4,847,629	$273,459	$(115)	$5,664,276

% of total assets at fair value	9.6%	85.6%	4.8%	—%	100.0%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(4,796)		$(4,796)
Other liabilities: Free-standing derivatives	—	(1,601)	—	$345	(1,256)

Total recurring basis liabilities	$—	$(1,601)	$(4,796)	$345	$(6,052)

% of total liabilities at fair value	—%	26.5%	79.2%	(5.7)%	100.0%

Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2018
Other assets - Structured settlement annuity reinsurance agreement	$169,386	Stochastic cash flow model	Ultimate reinvestment spreads	129.8 - 218.6 basis points	169.3 basis points

December 31, 2017
Other assets - Structured settlement annuity reinsurance agreement	$166,290	Stochastic cash flow model	Ultimate reinvestment spreads	129.8 - 218.6 basis points	169.3 basis points

Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2017	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$21,178	$—	$(357)	$—	$—
Corporate - public	7,312	1	(383)	—	—
Corporate - privately placed	55,978	4	(639)	—	(22,956)
ABS - consumer and other	15,205	—	(205)	—	—
Redeemable preferred stock	1	—	—	—	(1)

Total fixed income securities	99,674	5	(1,584)	—	(22,957)
Equity securities	7,159	2,600	(5)	—	—
Free-standing derivatives, net	336	65	—	—	—
Other assets	166,290	3,096	—	—	—

Total recurring Level 3 assets	$273,459	$5,766	$(1,589)	$—	$(22,957)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(4,796)	$995	$—	$—	$—

Total recurring Level 3 liabilities	$(4,796)	$995	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2018
Assets
Fixed income securities:
Municipal	$—	$—	$—	$—	$20,821
Corporate - public	—	—	—	(169)	6,761
Corporate - privately placed	—	—	—	(21,197)	11,190
ABS - consumer and other	—	—	—	(15,000)	—
Redeemable preferred stock	—	—	—	—	—

Total fixed income securities	—	—	—	(36,366)	38,772
Equity securities	3,723	(1,315)	—	—	12,162
Free-standing derivatives, net	66	—	—	(73)	394
Other assets	—	—	—	—	169,386

Total recurring Level 3 assets	$3,789	$(1,315)	$—	$(36,439)	$220,714

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(3,801)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(3,801)

(1)

The effect to net income totals $6.8 million and is reported in the Statements of Operations and Comprehensive Income as follows: $5.8 million in realized capital gains and losses, $3 thousand in net investment income, $1.3 million in interest credited to contractholder funds and $(326) thousand in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2017.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2016	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$22,723	$15	$347	$—	$—
Corporate - public	4,091	—	(64)	—	(1,565)
Corporate - privately placed	75,713	4,080	(4,520)	—	—
ABS - consumer and other	14,803	—	402	—	—
Redeemable preferred stock	—	—	—	—	—

Total fixed income securities	117,330	4,095	(3,835)	—	(1,565)
Equity securities	5,920	585	492	—	(275)
Free-standing derivatives, net	311	(54)	—	—	—
Other assets	109,578	56,712	—	—	—

Total recurring Level 3 assets	$233,139	$61,338	$(3,343)	$—	$(1,840)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(7,177)	$2,381	$—	$—	$—

Total recurring Level 3 liabilities	$(7,177)	$2,381	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2017
Assets
Fixed income securities:
Municipal	$—	$—	$—	$(1,907)	$21,178
Corporate - public	4,989	—	—	(139)	7,312
Corporate - privately placed	—	(18,000)	—	(1,295)	55,978
ABS - consumer and other	—	—	—	—	15,205
Redeemable preferred stock	1	—	—	—	1

Total fixed income securities	4,990	(18,000)	—	(3,341)	99,674
Equity securities	1,018	(581)	—	—	7,159
Free-standing derivatives, net	127	—	—	(48)	336
Other assets	—	—	—	—	166,290

Total recurring Level 3 assets	$6,135	$(18,581)	$—	$(3,389)	$273,459

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(4,796)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(4,796)

(1)

The effect to net income totals $63.7 million and is reported in the Statements of Operations and Comprehensive Income as follows: $60.7 million in realized capital gains and losses, $606 thousand in net investment income, $(556) thousand in interest credited to contractholder funds and $2.9 million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2016.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2015	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$32,286	$355	$(495)	$—	$—
Corporate - public	10,139	(2)	(14)	1,655	(7,479)
Corporate - privately placed	211,858	(4,074)	7,947	—	(131,723)
ABS - CDO	9,650	—	350	—	—
ABS - consumer and other	15,704	—	(901)	—	—

Total fixed income securities	279,637	(3,721)	6,887	1,655	(139,202)
Equity securities	6,935	(4,463)	1,001	—	—
Free-standing derivatives, net	329	(30)	—	—	—
Other assets	82,774	26,804	—	—	—

Total recurring Level 3 assets	$369,675	$18,590	$7,888	$1,655	$(139,202)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(7,900)	$723	$—	$—	$—

Total recurring Level 3 liabilities	$(7,900)	$723	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2016
Assets
Fixed income securities:
Municipal	$—	$(7,515)	$—	$(1,908)	$22,723
Corporate - public	—	—	—	(208)	4,091
Corporate - privately placed	697	—	—	(8,992)	75,713
ABS - CDO	—	—	—	(10,000)	—
ABS - consumer and other	—	—	—	—	14,803

Total fixed income securities	697	(7,515)	—	(21,108)	117,330
Equity securities	2,987	(540)	—	—	5,920
Free-standing derivatives, net	103	—	—	(91)	311
Other assets	—	—	—	—	109,578

Total recurring Level 3 assets	$3,787	$(8,055)	$—	$(21,199)	$233,139

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(7,177)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(7,177)

(1)

The effect to net income totals $19.3 million and is reported in the Statements of Operations and Comprehensive Income as follows: $18.6 million in realized capital gains and losses, $44 thousand in net investment income, $(702) thousand in interest credited to contractholder funds and $1.4 million in contract benefits.

Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held

The table below provides valuation changes included in net income for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2018	2017	2016
Assets
Fixed income securities:
Municipal	$—	$15	$16
Corporate	3	5	(4,079)

Total fixed income securities	3	20	(4,063)
Free-standing derivatives, net	65	(55)	(30)
Equity securities	2,594	586	—
Other assets	3,096	56,712	26,804

Total recurring Level 3 assets	$5,758	$57,263	$22,711

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$995	$2,381	$723

Total recurring Level 3 liabilities	$995	$2,381	$723

Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value

Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

		December 31, 2018		December 31, 2017
($ in thousands)	Fair value level	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	Level 3	$696,062	$699,936	$629,142	$655,601

Financial liabilities

		December 31, 2018		December 31, 2017
($ in thousands)	Fair value level	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	Level 3	$1,755,866	$1,821,641	$1,944,244	$2,062,405
Liability for collateral	Level 2	69,788	69,788	59,067	59,067